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                    [Sutherland Asbill & Brennan Letterhead]


CATHERINE S. WOOLEDGE
DIRECT LINE: 202.383.0446
Internet:cwooledge@sablaw.com

                                   May 8, 2000



VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.

Washington, D.C.  20549

                           RE:      Market Street Fund, Inc.
                           (File Nos. 33-28889, 811-4350)

Commissioners:

         On behalf of Market Street Fund, Inc. (the "Company"), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of prospectus and statement of additional information ("SAI") for the Company's series does not differ from the form of prospectus and SAI contained in Post-Effective Amendment No. 26 to the Form N-1A to the Company's Registration Statement. The Post-Effective Amendment was filed electronically with the Securities and Exchange Commission on April 25, 2000 via EDGARLINK.

         If you have any questions or comments, please call the undersigned at
(202) 383-0446 or Stephen E. Roth at (202) 383-0158.

                                                     Sincerely,


                                                     /s/ Catherine S. Wooledge
                                                     ---------------------------

cc:      James Bernstein, Esq.
         Stephen E. Roth, Esq.